Class K Shares [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
ICE BofA 3-Month U.S. Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.18%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.69%	3.25%	3.94%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.46%	1.50%	2.39%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	1.73%	2.36%